Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment
A summary of property, plant and equipment as of December 31, 2021 and 2020 is as follows:

	2021	2020
	(in millions)
Land and industrial buildings	$3,305	$3,428
Plant, machinery and equipment	8,994	9,268
Assets sold with buy-back commitment	2,235	2,640
Construction in progress	196	149
Other	778	810
Gross property, plant and equipment	15,508	16,295
Accumulated depreciation	(10,812)	(11,372)
Net property, plant and equipment	$4,696	$4,923